Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income Taxes
INCOME TAXES
The Company’s deferred income tax assets and liabilities are as follows:

(000s)	2017	2016
Balance, beginning of year	$—	$3,009
Expenses related to the origination and reversal of temporary differences for:
Property and equipment	1,707	(13,788)
Non-capital losses carried forward	(2,909)	(2,936)
Long-term liabilities	(41)	(1,724)
Share issue expenses	—	178
Changes in unrecognized tax benefits	1,243	15,261
Deferred income tax expense (recovery) recognized in earnings	—	(3,009)
Balance, end of year	$—	$—

The Company has non-capital losses of $81.5 million (2016 - $70.8 million) that expire between 2027 and 2037. No deferred tax assets have been recognized in respect of these unused tax losses. The Company has an additional $19.4 million (2016 - $18.3 million) in unrecognized tax benefits arising in foreign jurisdictions.
Current income taxes represent income taxes incurred and paid under the laws of Egypt pursuant to the PSCs on the West Gharib, West Bakr and NW Gharib concessions.
Income taxes vary from the amount that would be computed by applying the average Canadian statutory income tax rate of 27.0% (2016 – 27.0%) to income before taxes as follows:

(000s)	2017	2016
Income taxes calculated at the Canadian statutory rate	$(15,368)	$(20,175)
Increases (decreases) in income taxes resulting from:
Non-deductible expenses	2,023	3,641
Changes in unrecognized tax benefits	1,243	15,261
Effect of tax rates in foreign jurisdictions[1]	31,728	18,635
Changes in tax rates and other	2,193	(4,916)
Income tax expense	$21,819	$12,446
[1] The statutory tax rates in Egypt are 40.55%.

The Company's consolidated effective income tax rate for 2017 was 38.3% (2016 - 16.7%).